UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end:    11/30

Date of reporting period:    2/28/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Symons Value Institutional Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.28%
Beverages — 10.30%
Coca-Cola European Partners PLC	32,565	$1,129,680
Diageo PLC ADR	15,595	1,782,664
Molson Coors Brewing Co. - Class B	24,505	2,460,057
PepsiCo, Inc.	31,850	3,515,603

		8,888,004
Commercial Services & Supplies — 2.40%
Stericycle, Inc. *	24,960	2,068,685

Communications Equipment — 3.02%
Telefonaktiebolaget LM Ericsson ADR	404,200	2,607,090

Diversified Telecommunication Services — 2.97%
AT&T, Inc.	61,440	2,567,578

Electric Utilities — 16.75%
Alliant Energy Corp.	97,370	3,844,168
Entergy Corp.	47,695	3,656,299
FirstEnergy Corp.	72,355	2,346,473
PG&E Corp.	68,980	4,604,415

		14,451,355
Equity Real Estate Investment Trusts — 5.58%
Digital Realty Trust, Inc.	12,660	1,367,280
Public Storage	15,155	3,447,156

		4,814,436
Food Products — 16.12%
Campbell Soup Co.	66,230	3,930,750
ConAgra Foods, Inc.	79,465	3,274,753
General Mills, Inc.	42,380	2,558,481
Hershey Co./The	28,910	3,132,398
Lamb Weston Holdings, Inc.	25,866	1,013,689

		13,910,071
Health Care Providers & Services — 2.84%
Express Scripts Holding Co. *	34,665	2,449,082

Household Products — 5.56%
Church & Dwight Co., Inc.	57,890	2,885,238
Procter & Gamble Co./The	20,970	1,909,738

		4,794,976
Independent Power & Renewable Electricity Producer — 3.05%
AES Corp.	228,260	2,629,555

Internet Software & Services — 2.98%
Alphabet, Inc. - Class C *	3,126	2,573,354

Media — 2.14%
Viacom, Inc. - Class B	42,420	1,843,149

Multi-Utilities — 7.82%
Consolidated Edison, Inc.	42,545	3,277,667
Dominion Resources, Inc.	44,730	3,472,837

		6,750,504

See accompanying notes which are an integral part of this schedule of investments.

Symons Value Institutional Fund

Schedule of Investments – (continued)

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 86.28% — continued
Wireless Telecommunication Services — 4.75%
Rogers Communications, Inc.	97,600	$4,103,104

Total Common Stocks (Cost $64,797,062)		74,450,943

Money Market Securities — 13.60%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 0.41% (a)	11,731,245	11,731,245

Total Money Market Securities (Cost $11,731,245)		11,731,245

Total Investments — 99.88% (Cost $76,528,307)		86,182,188

Other Assets in Excess of Liabilities — 0.12%		107,028

NET ASSETS — 100.00%		$86,289,216

(a)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.
ADR	— American Depositary Receipt

The industries shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At February 28, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$9,947,523
Gross unrealized depreciation	(293,642)

Net unrealized appreciation	$9,653,881
Aggregate cost of securities for federal income tax purposes	$76,528,307

See accompanying notes which are an integral part of this schedule of investments.

Symons Concentrated Small Cap Value Institutional Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 94.83%
Beverages — 11.03%
Coca-Cola Bottling Company Consolidated	279	$48,008
Cott Corp.	4,590	48,929
National Beverage Corp.	342	19,976

		116,913
Biotechnology — 2.30%
Momenta Pharmaceuticals, Inc. *	1,582	24,442

Capital Markets — 3.82%
Och-Ziff Capital Management Group LLC (a)	14,105	40,481

Diversified Telecommunication Services — 0.92%
Hawaiian Telcom Holdco, Inc. *	405	9,769

Electric Utilities — 8.52%
Otter Tail Corp.	2,401	90,278

Equity Real Estate Investment Trusts — 13.54%
Care Capital Properties, Inc.	1,920	50,477
GEO Group, Inc./The	1,955	93,078

		143,555
Food & Staples Retailing — 4.42%
United Natural Foods, Inc. *	1,088	46,838

Food Products — 4.74%
AdvancePierre Foods Holdings, Inc.	1,734	50,217

Gas Utilities — 9.19%
Chesapeake Utilities Corp.	1,413	97,426

Hotels, Restaurants & Leisure — 4.75%
SeaWorld Entertainment, Inc.	2,612	50,333

IT Services — 4.65%
Qiwi PLC ADR	3,530	49,279

Marine — 1.43%
Seaspan Corp.	1,930	15,131

Media — 4.66%
New Media Investment Group, Inc.	3,200	49,376

Metals & Mining — 3.10%
Stillwater Mining Co. *	1,924	32,823

Multi-Utilities — 8.09%
NorthWestern Corp.	1,466	85,761

Water Utilities — 9.67%
Connecticut Water Service, Inc.	1,797	102,519

Total Common Stocks (Cost $995,836)		1,005,141

See accompanying notes which are an integral part of this schedule of investments.

Symons Concentrated Small Cap Value Institutional Fund

Schedule of Investments – (continued)

February 28, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 5.77%
Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class 0.41% (b)	61,154	$61,154

Total Money Market Securities (Cost $61,154)		61,154

Total Investments – 100.60% (Cost $1,056,990)		1,066,295

Liabilities in Excess of Other Assets – (0.60)%		(6,351)

NET ASSETS – 100.00%		$1,059,944

(a)	Master Limited Partnership
(b)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.
ADR	— American Depositary Receipt

The industries shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At February 28, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$39,890
Gross unrealized depreciation	(30,585)

Net unrealized appreciation	$9,305
Aggregate cost of securities for federal income tax purposes	$1,056,990

See accompanying notes which are an integral part of this schedule of investments.

Symons Funds

Related Notes to the Schedule of Investments

February 28, 2017

(Unaudited)

The Symons Value Institutional Fund and the Symons Concentrated Small Cap Value Institutional Fund (the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting policies generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) are recognized on the ex-date. The calendar yearend classification of distributions received from REITs during the fiscal year is reported subsequent to year end. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurement - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Symons Funds

Related Notes to the Schedule of Investments - continued

February 28, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Symons Capital Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Funds’ NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of February 28, 2017:

	Valuation Inputs
Symons Value Institutional Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$74,450,943	$—	$—	$74,450,943
Money Market Securities	11,731,245	—	—	11,731,245
Total	$86,182,188	$—	$—	$86,182,188
Symons Concentrated Small Cap Value Institutional Fund
Common Stocks	$1,005,141	$—	$—	$1,005,141
Money Market Securities	61,154	—	—	61,154
Total	$1,066,295	$—	$—	$1,066,295

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2017, based on input levels assigned at November 30, 2016.

.

Auer Growth Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.90%
Consumer Discretionary — 7.77%
Global Eagle Entertainment, Inc.	16,000	$70,080
Green Brick Partners, Inc. *	15,000	141,750
LGI Homes, Inc. *	21,000	609,210
M.D.C. Holdings, Inc.	19,425	567,016
Nexstar Broadcasting Group, Inc.	4,700	324,065
Select Comfort Corp. *	12,000	281,880

		1,994,001

Consumer Staples — 0.50%
Neptune Technologies & Bioressources, Inc. *	120,000	127,200
Energy — 3.04%
Barnwell Industries, Inc. *	40,000	95,200
Cenovus Energy, Inc.	20,000	253,200
Renewable Energy Group, Inc. *	27,000	240,300
Ur-Energy, Inc. *	250,000	192,475

		781,175

Financials — 31.17%
A-Mark Precious Metals, Inc.	13,000	242,580
American River Bankshares	11,000	163,680
Apollo Global Management LLC (a)	11,500	261,510
B. Riley Financial, Inc.	16,000	246,400
Banc of California, Inc.	11,000	213,950
C&F Financial Corp.	3,000	142,500
California First National Bancorp.	8,000	126,000
Compass Diversified Holdings (a)	6,300	104,895
Eagle Bancorp Montana, Inc.	8,000	157,600
Evercore Partners, Inc., Class A	4,200	334,110
Fidelity Southern Corp.	5,500	129,635
First Internet Bancorp.	4,500	138,375
First Savings Financial Group, Inc.	3,000	144,960
FS Bancorp, Inc.	4,000	149,920
Greenhill & Co., Inc.	22,500	664,875
HMN Financial, Inc. *	9,500	171,950
Institutional Financial Markets, Inc.	205,000	256,250
KCG Holdings, Inc., Class A *	35,000	484,750
National Western Life Group, Inc., Class A	2,000	635,700
Nationstar Mortgage Holdings, Inc. *	14,500	263,320
NewStar Financial, Inc.	14,000	139,440
NMI Holdings, Inc., Class A *	17,500	194,250
Northeast Bancorp.	9,000	123,750
Oak Valley Bancorp.	12,500	181,750
Oaktree Capital Group, LLC Class A (a)	5,700	254,790
PennyMac Financial Services, Inc., Class A *	29,000	517,650
PennyMac Mortgage Investment Trust	8,000	134,880
Principal Financial Group, Inc.	4,500	281,430
Saratoga Investment Corp. (b)	13,000	295,620
SB Financial Group, Inc.	7,500	134,625
Sun Life Financial, Inc.	6,300	229,320
TriplePoint Venture Growth BDC Corp.	10,000	130,800
Walker & Dunlop, Inc. *	8,500	345,525

		7,996,790

See accompanying notes, which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.90% — continued
Health Care — 8.32%
AMN Healthcare Services, Inc. *	8,000	$329,200
ANI Pharmaceuticals, Inc. *	4,500	265,815
Cytokinetics, Inc. *	12,000	127,200
Digirad Corp.	48,000	252,000
Eagle Pharmaceuticals, Inc. *	8,000	613,520
Psychemedics Corp.	5,000	106,250
Sucampo Pharmaceuticals, Inc., Class A *	15,600	183,300
Supernus Pharmaceuticals, Inc. *	10,000	257,000

		2,134,285

Industrials — 13.94%
Acacia Research Corp. *	38,000	222,300
Argan, Inc.	11,500	792,350
Avalon Holdings Corp. *	42,000	116,760
Builders FirstSource, Inc. *	44,000	569,360
Cemtrex, Inc. *	105,000	371,700
Dycom Industries, Inc. *	6,600	542,388
IES Holdings, Inc. *	15,500	290,625
MasTec, Inc. *	3,200	125,600
Sino-Global Shipping America Ltd. *	80,000	207,200
Sunrun, Inc. *	38,000	216,220
TPI Composites, Inc. *	7,000	122,150

		3,576,653

Information Technology — 18.76%
ALJ Regional Holdings, Inc. *	30,000	114,900
Applied Materials, Inc.	15,000	543,300
Cirrus Logic, Inc. *	8,200	443,456
Control4 Corp. *	20,000	298,600
FormFactor, Inc. *	11,000	117,150
LightPath Technologies, Inc. *	115,000	270,250
Network-1 Technologies, Inc. *	46,000	170,200
Oclaro, Inc. *	54,000	459,000
PCM, Inc. *	12,500	336,250
Perceptron, Inc. *	18,000	140,760
Qorvo, Inc. *	4,000	264,400
Stamps.com, Inc. *	5,000	630,500
Ultra Clean Holdings, Inc. *	37,000	512,450
Wayside Technology Group, Inc.	14,500	258,100
Western Digital Corp.	3,300	253,704

		4,813,020

Materials — 8.34%
Cliffs Natural Resources, Inc. *	22,000	234,520
Handy & Harman Ltd. *	11,500	274,275
Norbord, Inc.	10,000	290,000
Platform Specialty Products Corp. *	13,500	178,065
Silver Standard Resources, Inc. *	50,000	555,000
Taseko Mines Ltd. *	97,000	128,040
Teck Resources Ltd., Class B	24,000	480,240

		2,140,140

See accompanying notes, which are an integral part of this schedule of investments.

Auer Growth Fund

Schedule of Investments – (continued)

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 93.90% — continued
Real Estate — 1.57%
Four Corners Property Trust, Inc.	6,000	$33,080
Jernigan Capital, Inc.	12,500	268,875

		401,955

Utilities — 0.49%
Fortis, Inc./Canada	4,000	127,120

Total Common Stocks (Cost $22,013,535)		24,092,339

Money Market Securities — 5.40%
Fidelity Institutional Money Market Government Portfolio, Class I – 0.45% (c)	1,384,161	1,384,161

Total Money Market Securities (Cost $1,384,161)		1,384,161

Total Investments – 99.30% (Cost $23,397,696)		25,476,500

Other Assets in Excess of Liabilities – 0.70%		180,444

NET ASSETS – 100.00%		$25,656,944

(a)	Master Limited Partnership
(b)	Business Development Company.
(c)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.

The sectors shown on the portfolio of investments are based on Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

At February 28, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$2,739,454
Gross unrealized depreciation	(660,650)

Net unrealized appreciation	$2,078,804
Aggregate cost of securities for federal income tax purposes	$23,397,696

See accompanying notes, which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

February 28, 2017 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (“REITs”) and distributions from master limited partnerships are recognized on the ex-date. The calendar year-end classification of distributions received from REITs during the fiscal year is reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from master limited partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and master limited partnerships, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

February 28, 2017 – (Unaudited)

In accordance with the Trust’s valuation policies, the SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$24,092,339	$—	$—	$24,092,339
Money Market Securities	1,384,161	—	—	1,384,161
Total	$25,476,500	$—	$—	$25,476,500

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2017, based on input levels assigned at November 30, 2016.

Roosevelt Multi-Cap Fund

Schedule of Investments

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.87%
Consumer Discretionary — 12.54%
Amazon.com, Inc. *	2,211	$1,868,383
Bright Horizons Family Solutions, Inc. *	15,399	1,064,225
Home Depot, Inc./The	7,598	1,101,026
Las Vegas Sands Corp.	19,050	1,008,698
Newell Brands, Inc.	39,232	1,923,545
Walt Disney Co./The	16,301	1,794,577

		8,760,454

Consumer Staples — 5.63%
ConAgra Foods, Inc.	45,377	1,869,986
Kraft Heinz Co./The	11,579	1,059,594
Lamb Weston Holdings, Inc.	25,660	1,005,615

		3,935,195

Energy — 7.60%
Concho Resources, Inc. *	6,833	905,031
EOG Resources, Inc.	8,602	834,308
Hess Corp.	17,701	910,539
Marathon Petroleum Corp.	23,962	1,188,515
Schlumberger Ltd.	18,300	1,470,588

		5,308,981

Financials — 20.96%
Berkshire Hathaway, Inc., Class B *	13,570	2,326,169
CME Group, Inc.	15,823	1,921,862
Comerica, Inc.	19,984	1,424,460
Fifth Third Bancorp	26,295	721,535
MarketAxess Holdings, Inc.	8,658	1,690,301
Moody’s Corp.	6,324	704,304
Prudential Financial, Inc.	13,137	1,452,164
S&P Global, Inc.	5,510	713,380
SunTrust Banks, Inc.	31,388	1,867,272
U.S. Bancorp	33,222	1,827,210

		14,648,657

Health Care — 6.62%
Allergan PLC *	5,008	1,226,059
Bristol-Myers Squibb Co.	11,875	673,431
Edwards LifeSciences Corp. *	11,423	1,074,219
Johnson & Johnson	13,517	1,651,913

		4,625,622

Industrials — 16.06%
3M Co.	3,810	709,994
Acuity Brands, Inc.	5,004	1,057,345
General Dynamics Corp.	1,865	353,996
Honeywell International, Inc.	10,944	1,362,528
Lockheed Martin Corp.	6,521	1,738,368
Northrop Grumman Corp.	7,645	1,889,003
Old Dominion Freight Line, Inc. *	17,940	1,646,174
Union Pacific Corp.	12,905	1,392,966
United Rentals, Inc. *	8,385	1,073,532

		11,223,906

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

February 28, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 99.87% — continued
Information Technology — 21.22%
Alphabet, Inc., Class A *	3,043	$2,571,122
Apple, Inc.	19,290	2,642,537
F5 Networks, Inc. *	8,160	1,169,083
Facebook, Inc., Class A *	11,848	1,605,878
Lam Research Corp.	11,596	1,374,590
Microchip Technology, Inc.	26,587	1,928,089
VeriSign, Inc. *	14,790	1,219,731
Visa, Inc., Class A	26,370	2,318,978

		14,830,008

Materials — 3.91%
Dow Chemical Co./The	17,635	1,097,955
Martin Marietta Materials, Inc.	2,573	555,639
Teck Resources Ltd., Class B *	29,070	581,691
Vulcan Materials Co.	4,101	494,622

		2,729,907

Real Estate — 3.14%
Crown Castle International Corp.	12,963	1,212,429
Prologis, Inc.	19,224	981,385

		2,193,814

Utilities — 2.19%
NextEra Energy, Inc.	11,705	1,533,355

Total Common Stocks (Cost $59,525,637)		69,789,899

Money Market Securities — 1.50%
Fidelity Investments Government Money Market Portfolio, Institutional Class, 0.49% (a)	1,049,264	1,049,264

Total Money Market Securities (Cost $1,049,264)		1,049,264

Total Investments – 101.37% (Cost $60,574,901)		70,839,163

Liabilities in Excess of Other Assets – (1.37)%		(954,719)

NET ASSETS – 100.00%		$69,884,444

(a)	Rate disclosed is the seven day effective yield as of February 28, 2017.
*	Non-income producing security.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Asset Services, LLC.

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Schedule of Investments – (continued)

February 28, 2017 (Unaudited)

At February 28, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$10,646,648
Gross unrealized depreciation	(739,499)

Net unrealized appreciation	$9,907,149

Aggregate cost of securities for federal income tax purposes	$60,932,014

See accompanying notes which are an integral part of this schedule of investments.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments

February 28, 2017

(Unaudited)

The Roosevelt Multi-Cap Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Roosevelt Multi-Cap Fund

Related Notes to the Schedule of Investments – continued

February 28, 2017

(Unaudited)

Investments in open-end mutual funds, including money mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the fund. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, The Roosevelt Investment Group, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks *	$69,789,899	$—	$—	$69,789,899
Money Market Securities	1,049,264	—	—	1,049,264
Total	$70,839,163	$—	$—	$70,839,163

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of February 28, 2017, based on input levels assigned at November 30, 2016.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	4/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	4/17/2017

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	4/17/2017